REGULATORY FRAMEWORK - Other Details (Details)							12 Months Ended
	Nov. 06, 2018	Sep. 06, 2018	Aug. 14, 2018 $ / m item	Jul. 11, 2018	Jul. 04, 2018	May 18, 2018	Dec. 31, 2018
Regulatory framework
Number of business days to present the Reference Offer to ENACOM					90 days
Period within which the spectrum should be returned							2 years
Period in advance within which the proposal should be filed with ENACOM							1 year
Period within which the Fixed Interest Access Service is to be offered							60 days
Period within which the company shall report about the Retail Internet Access Service							60 days
401/2018
Regulatory framework
Number of days to extend business				90 days
4950/18
Regulatory framework
Number of representatives | item			2
286/18
Regulatory framework
Number of working days to set provisional interconnection charges						60 days
4952/18
Regulatory framework
Provisional charge for communication services per minute			0.0108
1160/2018
Regulatory framework
Provisional charge for local termination services per minute			0.0045
Provisional charge for local transit services per minute			0.0010
Provisional charge for long distance transport services per minute			0.0027
580/18
Regulatory framework
Calendar days to implement procedures		90 days
51/18
Regulatory framework
Calendar days to implement procedures	90 days